COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2010
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 30 – COMMITMENTS AND CONTINGENT LIABILITIES

a)	Assets under management

Itaú Unibanco Holding manages a broad range of investment funds and provides portfolio management services for pension funds, corporations, private banking customers and foreign investors.
These assets are not included in our consolidated balance sheet.

The investment policy for each fund domiciled in Brazil must be submitted to the Central Bank and to CVM for approval and each fund is regulated as to the type of investments it may make.

Portfolio management carried out by Itaú Unibanco Holding on behalf of pension plans, corporations, private banking customers and foreign investors is done on the basis of negotiated fees and investment parameters. Fees are generally charged as a percentage of assets under management and vary depending upon the debt/equity composition of the particular portfolio. In addition to the fees earned by Itaú Unibanco Holding as manager of the relevant investment fund or portfolio, we earn brokerage fees for transactions carried out in respect of the fund and portfolio assets.

b)	Contingent gains and losses

Itaú Unibanco Holding and its subsidiaries are involved in contingencies in the ordinary course of their businesses, as follows:

a)	Contingent gains: there are no contingent assets recorded.

b)	Contingent losses: The criteria to quantify contingencies are adequate in relation to the specific characteristics of civil, labor and tax lawsuits portfolios.

-	Civil lawsuits

Collective lawsuits (related to claims considered similar and whose amount is not considered significant): contingencies are determined on a monthly basis and the expected amount of losses is accrued according to statistical references that take into account the type of lawsuit and the characteristics of the legal body (Small Claims Court or Regular Court).

Individual lawsuits (related to claims with unusual characteristics or involving significant amounts): determined from time to time, based on the amount claimed and the likelihood of loss, which, in turn, is estimated according to the “de facto” and “de jure” characteristics related to such lawsuit. The amounts of losses which likelihood of loss is considered probable are accrued.

-	Labor claims

Collective lawsuits (related to claims considered similar and which each individual amount is not considered significant): The expected amount of loss is determined and accrued monthly by the moving average of payments in relation to lawsuits settled in the last 12 months, plus the average cost of fees. These are adjusted to the amounts deposited as guarantee for their execution when realized.

Individual lawsuits (related to claims with unusual characteristics or involving significant amounts): determined from time to time, based on the amount claimed and the likelihood of loss, which, in turn, is estimated according to the “de facto” and “de jure” characteristics related to such lawsuit. The amounts of losses which likelihood of loss is considered probable are accrued.

-	Tax and Social Security Lawsuits: are estimated upon judicial notification of administrative proceedings based on their adjusted amounts involved.
-	Contingencies classified as probable: are provided for in the financial statements and comprise:

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Civil Lawsuits: The contingencies generally arise from reviewing agreements and demanding compensation for property damage and pain and suffering, and most of these actions are filed in the Small Claims Court and therefore limited to 40 minimum monthly wages.

The bank is also party to specific lawsuits with respect to charging understated inflation adjustment to savings accounts in connection with economic plans. The case law at the Federal Supreme Court is favorable to banks in relation to an economic phenomenon similar to savings, such as of adjustment of time deposits and contracts in general. In addition, the Superior Court of Justice has recently decided that the term for filing public civil actions with respect to understated inflation is five years.  In view of such decision, some of the lawsuits may be dismissed because they were filed after a five-year period.

We have provided for those lawsuits where we estimate the probability of loss is probable and when it can be reasonably estimated and we disclose above the amounts of those lawsuits initiated against Itaú Unibanco Holding for which probability of loss is possible.

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Labor claims: Contingencies are related to lawsuits in which alleged labor rights based on labor legislation specific to the related profession, such as overtime, salary equalization, reinstatement, transfer allowance, pension plan supplement and other, are discussed.

-	Tax and social security: represented mainly by lawsuits and administrative proceedings involving federal and municipal taxes.

The table below shows the changes in the respective provisions for contingent liabilities and the respective escrow deposits balances:

	12/31/2010	12/31/2009
Opening balance (Note 18)	7,651	5,219
Balance arising from business combinations	-	2,989
(+) Reclassification	-	111
(-) Contingencies guaranteed by indemnity clauses (Note 2u)	(707)	(692)
Subtotal	6,944	7,627
Changes in the period reflected in income (Note 24b)	2,907	2,535
Interest and monetary correction	324	433
Increase	3,579	2,505
Reversal	(996)	(403)
Payments	(1,675)	(3,218)
Subtotal	8,176	6,944
(+) Contingencies guaranteed by indemnity clauses (Note 2u)	1,466	707
Closing balance (Note 18)	9,642	7,651
Escrow deposits (Note 14)	4,076	3,219

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Contingencies classified as possible: they are not recognized in the financial statements and comprise Civil Lawsuits amounting to R$ 764 and Tax and social security lawsuits amounting to R$ 2,625; the principal characteristics of the most significant lawsuits are described below :

•	PIS and COFINS – request for offset dismissed - R$ 466: Cases in which the liquidity and the offset credit certainty are discussed.

•	ISS banking institutions – R$ 425: these are banking operations, which revenue may not be interpreted as price per service rendered and/or arise from activities not listed under a Supplementary Law;

•	INSS – Non-compensatory amounts – R$ 378: we defend the non-taxation of these amounts, mainly profit sharing, transportation vouchers and sole bonus.

•	PIS and COFINS – usufruct of quotas and shares - R$ 273: we discuss the adequate accounting and tax treatment for the amount received due to the onerous recognition of usufruct.

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Taxes payable and challenged in court: We filed lawsuits related to taxes in which we challenge the position of federal, state or municipal governments based on grounds of illegality as unconstitutionality. We recognize a liability for the amounts due under the terms of the current law with respect to these lawsuits. The table below shows the changes in this liability and the respective escrow deposits:

	12/31/2010	12/31/2009

Opening balance (Note 18)	6,337	6,155
Balance arising from business combinations	-	3,003
Reclassification	-	(111)
Changes in the period reflected in income	693	2,100
Interest and monetary correction	308	849
Increase	769	2,182
Reversal	(384)	(931)
Payments (*)	(1,936)	(4,810)
Closing balance (Note 18)	5,094	6,337
Escrow deposits (Note 14)	3,708	4,127
(*) In November 2009, Itaú Unibanco Holding and its subsidiaries applied to the Fiscal Recovery Program (REFIS), established by Law n° 11,941/09 and Provisional Measure, N° 449/2009. REFIS has the purpose of allowing to settle tax debt through a special mechanism for paying and refinancing tax and social security liabilities. The general conditions of the effects of applying to REFIS include the possibility to pay amounts under REFIS in 180 monthly installments or in one single installment as well as reductions in the amounts of penalties and late payment interest. As allowed by the program additional tax debts were added to the program during 2010. The application has resulted in an effect of R$ 145 in net income recognized during the year ended December 31, 2010 (R$ 291 for the year ended December 31, 2009). Payments made for debts included in the REFIS program amounted to R$ 1,891 for the year ended December 31, 2010 (R$ 1,952 for the year ended December 31, 2009).

The main discussions related to taxes payable and challenges in court are described as follows:

•	PIS and COFINS – Calculation basis – R$ 2,356: we defend the levy of contributions on revenue, defined as revenue from sales of assets and services. The corresponding escrow deposit totals R$ 962.

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PIS – R$ 350 – Principles of anteriority, anteriority over 90 days and non-retroactivity: we request the rejection of Constitutional Amendments No. 10/96 and No. 17/97 in view of the principles of anteriority and non-retroactivity, aiming at the payment based on Supplementary Law No. 07/70. The corresponding escrow deposit totals R$ 61.

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INSS – R$ 253 – Service providers that are individuals and management members: we request the non-levy of taxes on payment to service providers that are individuals and management members, set forth by Supplementary Law No. 84/96, by alleging its unconstitutionality. The corresponding escrow deposit totals R$ 229.

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Guarantee of Voluntary Resources: Securities amounting to R$ 1,516 (R$ 1,061 at December 31, 2009), Escrow Deposits amounting to R$ 3,300 (R$ 3,234 at December 31, 2009) (Note 14), and premises and equipment amounting to R$ 714 (R$ 769 at December 31, 2009), according to article 32 of Law No. 10,522/02 are pledged in guarantee of voluntary appeals related to lawsuits with respect to contingent liabilities. As a result of the unconstitutionality lawsuit No. 1,976, the Federal Supreme Court ruled unconstitutional the requirement of guarantees for voluntary appeals on April 10, 2007. The Bank has requested the Federal Revenue Service to release those pledges.

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Receivables from reimbursement of contingent liabilities: The balance of receivables arising from reimbursements of contingencies totals R$ 1,784 (R$ 1,114 at December 31, 2009) (Note 14), basically represented by the guarantee in the Banerj privatization process occurred in 1997, in which the State of Rio de Janeiro created an escrow account to guarantee the potential payments under civil, labor and tax contingencies.

According to the opinion of the legal advisors, Itaú Unibanco Holding is not involved in any other administrative proceedings or lawsuits that may significantly affect its consolidated financial position.
c)	Other commitments

Itaú Unibanco Holding leases many properties, for use in its operations, under standard real estate leases that normally can be cancelled at its option and include renewal options and escalations clauses. No lease agreement imposes any restriction on our ability to pay dividends, engage in debt or equity financing transactions, or enter into further lease agreements

Minimum payments of services provided by third parties and leases which are non-cancelable as of December 31, 2010 are as follows:

2011	802
2012	680
2013	538
2014	456
2015	351
Thereafter 2016	846
Total minimum payments required	3,673

Total rental expenses were (Note 23), R$ 841, R$ 795 and R$ 394 for the years ended December 31, 2010, 2009 and 2008, respectively.